Senior Notes' Guarantor and Non-Guarantor Financial Information - Schedule of Condensed Consolidating Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 26, 2015	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Condensed Financial Statements, Captions [Line Items]
Cash - end of period	$ 5,482	$ 5,482	$ 6,729	$ 13,215	$ 14,917	$ 27,431
Net cash (used in) provided by operating activities		(18,927)	(10,836)	79,089	66,412	62,279
Cash flow from investing activities:
Acquisitions, net of cash acquired		(505,466)	(351,941)	(397,854)	(61,601)	(48,757)
Purchase of property, plant and equipment		(69,672)	(64,244)	(76,162)	(65,999)	(45,488)
Proceeds from the sale of property, plant, and equipment		8,883	9,575	13,366	16,085	8,836
Other		610	757	(630)		69
Net cash (used for) provided by investing activities		(565,645)	(405,853)	(461,280)	(111,515)	(85,340)
Cash flow from financing activities:
Proceeds from investment by member		490,916	24,350	27,617
Capital issuance costs		(12,539)
Net proceeds from debt issuance		1,415,750	657,217	762,250	234,681	726,442
Payments on long-term debt		(1,251,407)	(258,337)	(389,270)	(188,424)	(697,438)
Payments on long-term debt				(389,270)	(188,424)	(697,438)
Payments on acquisition-related liabilities		(15,018)	(5,807)	(10,935)	(9,801)	(7,519)
Financing costs		(10,911)	(8,834)	(9,085)	(3,864)	(13,081)
Distributions from partnership	(14,600)	(39,952)
Other			(88)	(88)	(3)	(702)
Net cash provided by (used for) financing activities		576,839	408,501	380,489	32,589	7,702
Net increase (decrease) in cash		(7,733)	(8,188)	(1,702)	(12,514)	(15,359)
Cash - Beginning of period		13,215	14,917	14,917	27,431	42,790
Cash - end of period	5,482	5,482	6,729	13,215	14,917	27,431
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Cash - end of period	(12,662)	(12,662)	(10,469)	(7,112)	(2,540)	(5,324)
Net cash (used in) provided by operating activities		(167)	(1,319)	(2,000)		(238)
Cash flow from investing activities:
Other			1,166	1,354
Net cash (used for) provided by investing activities			1,166	1,354
Cash flow from financing activities:
Proceeds from investment by member			(1,353)	(1,354)
Loans received from and payments made on loans from other Summit Companies		(6,439)	(7,923)	(4,572)	2,784	(5,324)
Payments on long-term debt		1,056
Other			1,500	2,000		238
Net cash provided by (used for) financing activities		(5,383)	(7,776)	(3,926)	2,784	(5,086)
Net increase (decrease) in cash		(5,550)	(7,929)	(4,572)	2,784	(5,324)
Cash - Beginning of period		(7,112)	(2,540)	(2,540)	(5,324)
Cash - end of period	(12,662)	(12,662)	(10,469)	(7,112)	(2,540)	(5,324)
Scenario, Previously Reported [Member]
Cash flow from financing activities:
Distributions from partnership		(26,400)
Summit Materials LLC (Parent) [Member]
Condensed Financial Statements, Captions [Line Items]
Cash - end of period				10,837	10,375	697
Net cash (used in) provided by operating activities				(40,964)	(232)	4,845
Cash flow from investing activities:
Acquisitions, net of cash acquired				(181,754)
Purchase of property, plant and equipment				(4,534)	(3,359)	(762)
Net cash (used for) provided by investing activities				(186,288)	(3,359)	(762)
Cash flow from financing activities:
Proceeds from investment by member				27,617
Net proceeds from debt issuance				762,250	234,681	726,459
Loans received from and payments made on loans from other Summit Companies				(170,915)	(29,121)	(25,371)
Payments on long-term debt				(380,065)	(188,424)	(697,438)
Payments on acquisition-related liabilities				(2,000)
Financing costs				(9,085)	(3,864)	(13,081)
Other				(88)	(3)	(656)
Net cash provided by (used for) financing activities				227,714	13,269	(10,087)
Net increase (decrease) in cash				462	9,678	(6,004)
Cash - Beginning of period		10,837	10,375	10,375	697	6,701
Cash - end of period				10,837	10,375	697
Non-Wholly Owned Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Cash - end of period			3	2	9	397
Net cash (used in) provided by operating activities			(2,408)	11,776	9,003	12,806
Cash flow from investing activities:
Purchase of property, plant and equipment			(13,472)	(14,941)	(24,896)	(12,174)
Proceeds from the sale of property, plant, and equipment					3	69
Other				(1,387)
Net cash (used for) provided by investing activities			(13,472)	(16,328)	(24,893)	(12,105)
Cash flow from financing activities:
Net proceeds from debt issuance						(17)
Loans received from and payments made on loans from other Summit Companies			16,383	5,338	15,502	(295)
Payments on long-term debt			(509)
Payments on long-term debt				(793)
Net cash provided by (used for) financing activities			15,874	4,545	15,502	(312)
Net increase (decrease) in cash			(6)	(7)	(388)	389
Cash - Beginning of period		2	9	9	397	8
Cash - end of period			3	2	9	397
Wholly Owned Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Cash - end of period	1,025	1,025	1,013	697	3,442	30,981
Net cash (used in) provided by operating activities		112,541	28,727	102,219	44,746	36,649
Cash flow from investing activities:
Acquisitions, net of cash acquired		(505,466)	(170,187)	(216,100)	(61,601)	(48,757)
Purchase of property, plant and equipment		(65,001)	(46,575)	(55,222)	(36,629)	(31,818)
Proceeds from the sale of property, plant, and equipment		8,821	9,345	13,134	16,020	8,577
Other		610	(409)	(597)		69
Net cash (used for) provided by investing activities		(561,036)	(207,826)	(258,785)	(82,210)	(71,929)
Cash flow from financing activities:
Loans received from and payments made on loans from other Summit Companies		1,047,015	189,243	173,166	19,726	39,783
Payments on long-term debt		(583,340)	(6,766)
Payments on long-term debt				(8,412)
Payments on acquisition-related liabilities		(14,852)	(4,307)	(8,935)	(9,801)	(7,519)
Other			(1,500)	(2,000)
Net cash provided by (used for) financing activities		448,823	176,670	153,819	9,925	32,264
Net increase (decrease) in cash		328	(2,429)	(2,747)	(27,539)	(3,016)
Cash - Beginning of period		697	3,442	3,442	30,981	33,997
Cash - end of period	1,025	1,025	1,013	697	3,442	30,981
Wholly Owned Guarantors [Member] | Scenario, Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Cash - end of period				695
Cash flow from financing activities:
Cash - Beginning of period		695
Cash - end of period				695
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash - end of period				8,793	3,631	680
Net cash (used in) provided by operating activities				8,058	12,895	8,217
Cash flow from investing activities:
Purchase of property, plant and equipment				(1,465)	(1,115)	(734)
Proceeds from the sale of property, plant, and equipment				232	62	190
Net cash (used for) provided by investing activities				(1,233)	(1,053)	(544)
Cash flow from financing activities:
Proceeds from investment by member				1,354
Loans received from and payments made on loans from other Summit Companies				(3,017)	(8,891)	(8,793)
Other						(284)
Net cash provided by (used for) financing activities				(1,663)	(8,891)	(9,077)
Net increase (decrease) in cash				5,162	2,951	(1,404)
Cash - Beginning of period		8,793	3,631	3,631	680	2,084
Cash - end of period				8,793	3,631	$ 680
Issuers [Member]
Condensed Financial Statements, Captions [Line Items]
Cash - end of period	8,989	8,989	12,936	10,837	10,375
Net cash (used in) provided by operating activities		(140,504)	(36,504)
Cash flow from investing activities:
Acquisitions, net of cash acquired			(181,754)
Purchase of property, plant and equipment		(3,743)	(3,674)
Net cash (used for) provided by investing activities		(3,743)	(185,428)
Cash flow from financing activities:
Proceeds from investment by member		490,916	24,350
Capital issuance costs		(12,539)
Net proceeds from debt issuance		1,415,750	657,217
Loans received from and payments made on loans from other Summit Companies		(1,031,576)	(195,590)
Payments on long-term debt		(669,123)	(251,062)
Payments on acquisition-related liabilities		(166)	(1,500)
Financing costs		(10,911)	(8,834)
Distributions from partnership		(39,952)
Other			(88)
Net cash provided by (used for) financing activities		142,399	224,493
Net increase (decrease) in cash		(1,848)	2,561
Cash - Beginning of period		10,837	10,375	10,375
Cash - end of period	8,989	8,989	12,936	10,837	10,375
Non Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Cash - end of period	8,130	8,130	3,246	8,793	3,631
Net cash (used in) provided by operating activities		9,203	668
Cash flow from investing activities:
Purchase of property, plant and equipment		(928)	(523)
Proceeds from the sale of property, plant, and equipment		62	230
Net cash (used for) provided by investing activities		(866)	(293)
Cash flow from financing activities:
Proceeds from investment by member			1,353
Loans received from and payments made on loans from other Summit Companies		(9,000)	(2,113)
Net cash provided by (used for) financing activities		(9,000)	(760)
Net increase (decrease) in cash		(663)	(385)
Cash - Beginning of period		8,793	3,631	3,631
Cash - end of period	$ 8,130	$ 8,130	$ 3,246	$ 8,793	$ 3,631